Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)			¥ (10,138)		¥ 4,450
Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)		¥ (11,000)		¥ 4,000
Gains (losses) reclassified from Accumulated OCI into income (Effective portion)		(1,000)		6,000
Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)		(11,000)		4,000
Gains (losses) reclassified from Accumulated OCI into income (Effective portion)	[1]	¥ (1,000)		¥ 6,000

[1]	Included in Interest income.